Leases - Summary of Lease liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Lease liabilities [abstract]
Lease liabilities - current	$ 1,374	$ 1,187
Lease liabilities - non-current	5,067	6,096
Total lease liabilities	$ 6,441	$ 7,283